Derivative Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative instruments

The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2017 and 2016:

	Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2017	2016
Derivatives designated as hedging instruments
Cash flow hedge
Forward contracts	Other receivables	$309	$—
Forward contracts	Accrued payroll and other liabilities	$(517)	$(100)
Cross-currency interest rate swap (i)	Derivative instruments	7,835	(3,274)
Call spread (i)	Derivative instruments	(10,908)	—
Coupon-only swap (i)	Derivative instruments	15,114	—
Fair value hedge
Cross-currency interest rate swap (i)	Derivative instruments	—	(27,217)
Total derivative instruments		$11,833	$(30,591)

(i)
At December 31, 2017, presented in the consolidated balance sheet as follows: $35,069 as non-current asset, $15,522 as a current liability and $7,506 as non-current liability. At December 31, 2016, presented in the consolidated balance sheet as follows: $19,876 as a current liability and $10,615 as a non-current liability.

Derivatives designated as hedging instruments

Cash flow hedge

Forward contracts

The Company has entered into various forward contracts in a few territories in order to hedge a portion of the foreign exchange risk associated with forecasted imports of goods. The effect of the hedges result in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). As of December 31, 2017, the Company has forward contracts outstanding with a notional amount of $24,397 that mature during 2018.

The Company made net (payments) collections totaling $(1,236), $(1,307) and $2,306 during fiscal years 2017, 2016 and 2015, respectively, as a result of the net settlements of these derivatives.

Cross-currency interest rate swap

The Company entered into three cross-currency interest rate swap agreements to hedge all the variability in a portion (73.00%) of the principal and interest collections of its BRL intercompany loan receivables with ADBV. The agreements were signed during November 2013 (amended in February 2017), June and July 2017. The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
JP Morgan Chase Bank, N.A. (i)	BRL	108,000	13%		$35,400	4.38%	March 31/ September 30	September 2023
JP Morgan Chase Bank, N.A.	BRL	98,670	13%		$30,000	6.02%	March 31/ September 30	September 2023
Citibank N.A.	BRL	94,200	13%		$30,000	6.29%	March 31/ September 30	September 2023

(i)
During the fiscal year ended December 31, 2017, the agreement was amended twice: on February 9, 2017 and February 22, 2017. All the terms of the swap agreement match the terms of the BRL intercompany loan receivable. As a result of the amendments the Company paid $2,689. According to ASC 815-30-40, the amount deferred in accumulated other comprehensive income until the date of the last amendment, amounting to $677 as of December 31, 2017, will be amortized to earnings as the originally hedged cash flows affects the statement of income.

During April 2017, the Company’s Brazilian subsidiary entered into similar agreements in order to hedge all the variability in a portion (50%) of the principal and interest payable of intercompany loan payables nominated in US dollar.

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
BAML (i)	BRL	156,250	13.64%		$50,000	6.91%	March 31/ September 30	April 2027
Banco Santander S.A.	BRL	155,500	13.77%		$50,000	6.91%	June 30/ December 31	September 2023

Derivatives designated as hedging instruments (continued)

Cash flow hedge (continued)

Cross-currency interest rate swap (continued)

(i)	Bank of America Merrill Lynch Banco Múltiplo S.A.

The Company paid $6,163 and $2,795 of net interest during the fiscal years December 31, 2017 and 2016, respectively.

Call spread

During April 2017, the Company’s Brazilian subsidiary entered into two call spread agreements in order to hedge the variability in a portion (50%) of the principal of intercompany loan payables nominated in US dollar. Call spread agreements consist of a combination of two call options: the Company bought an option to buy US dollar at a strike price equal to the BRL exchange rate at the date of the agreements, and wrote an option to buy US dollar at a higher strike price than the previous one. Both pair of options have the same notional amount and are based on the same underlying with the same maturity date.

The following table presents information related to the terms of the agreements:

Bank	Nominal Amount		Strike price		Maturity
	Currency	Amount	Call option written	Call option bought
Citibank S.A.		$50,000	4.49	3.11	September 2023
JP Morgan S.A.		$50,000	5.20	3.13	April 2027

Coupon-only swap

During April 2017, the Company’s Brazilian subsidiary entered into two coupon-only swap agreements in order to hedge the variability (50%) in the interest payable related to the intercompany loan aforementioned.
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
Citibank S.A.	BRL	155,500	11.08%		$50,000	6.91%	June 30/ December 31	September 2023
JP Morgan S.A.	BRL	156,250	11.18%		$50,000	6.91%	March 31/ September 30	April 2027

The Company paid $1,390 of net interest during the twelve months ended December 31, 2017, related to these agreements.

Additional disclosures

The following table present the pretax amounts affecting income and other comprehensive income for the twelve months ended December 31, 2017 and 2016 for each type of derivative relationship:

Derivatives designated as hedging instruments (continued)

Cash flow hedge (continued)

Additional disclosures (continued)

Derivatives in Cash Flow Hedging Relationships	(Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)			Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion) (i)			Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion) (ii)
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Forward contracts	$(1,344)	$(1,861)	$1,903	$1,236	$1,307	$(2,306)	$—	$—	$—
Cross-currency interest rate swaps	5,828	(16,952)	18,584	1,965	9,935	(11,903)	—	—	(2,650)
Call Spread	21,047	—	—	2,791	—	—	—	—	—
Coupon-only swap	(13,598)	—	—	(5,933)	—	—	(101)	—	—
Total	11,933	(18,813)	20,487	59	11,242	(14,209)	(101)	—	(2,650)

(i)
The (loss) gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net (loss) gain recognized in income, related to Cross-currency interest rate swaps is presented in the consolidated statement of income as follows: a gain (loss) of $7,532 and $(6,997) and $13,595, for the fiscal years 2017, 2016 and 2015, respectively, as an adjustment to foreign currency exchange results and a loss of $9,497 and $2,938 and $1,692, for the fiscal years 2017, 2016 and 2015, respectively as an adjustment to net interest expense. The gain (loss) recognized in income related to call spread agreements and coupon-only swap agreements were recorded as an adjustment to foreign currency exchange and interest expense, respectively.

(ii)	The gain recognized in income is presented within "Loss from derivative instruments".

Fair value hedge

Cross-currency interest rate swap

On March 29, 2016, the Company entered into five cross-currency interest rate swap agreements (the "2016 cross-currency interest rate swap") in order to fully hedge the principal and interest cash flows of the Secured Loan Agreement described in Note 12, into BRL. The agreements were signed with the Brazilian subsidiaries of the banks participating in the secured loan. All the terms of the 2016 cross-currency interest rate swap agreements matched the terms of the Secured Loan Agreement. Pursuant to these agreements, the Company received interest in US dollar at an interest rate equal to the one it had to pay to the off-shore lenders over a notional amount of $167.3 million and paid interest in BRL at CDI plus 4.50% per year, over a notional amount of BRL 613.9 million quarterly, beginning June 2016.

During April 2017, the Company unwound these agreements as a consequence of the repayment of the Secured Loan Agreement mentioned in Note 12. The total payment amounted to $39.1 million (BRL122.7 million), including $0.9 million of accrued and unpaid interest.

During fiscal years 2017 and 2016, the accrued interest amounted to $6,921 and $18,177, respectively. These charges do not include the effect of the Secured Loan Agreement mentioned in Note 12, amounting to a loss of $2,570 and $6,519, respectively. Including these effects the total interest cost amounts to $9,491 and $24,696, respectively.

These amounts were recorded within “Net interest expense” in the Company’s consolidated statement of income.

Derivatives designated as hedging instruments (continued)

Fair value hedge (continued)

Cross-currency interest rate swap

These amounts were recorded within “Net interest expense” in the Company’s consolidated statement of income.

According to ASC 815-25-35, the change in the fair value of the hedging instrument and the change in the fair value of the hedged item shall be recognized in earnings. If those results are not perfectly offset, the difference shall be considered as hedge ineffectiveness.

The following table presents the pretax amounts affecting income for the fiscal years ended December 31, 2017 and 2016, respectively:

	Cross-currency swaps (i)
Derivatives in Fair Value Hedging Relationships	2017	2016

Loss recognized in Income on hedging derivatives	(9,599)	(5,814)
Gain recognized in Income on hedging items	4,118	2,877

(i)
The loss of $5,481 and $2,937, in 2017 and 2016 respectively, related to the ineffective portion of derivatives, was recorded within “Loss from derivative instruments” in the Company’s consolidated statements of income (loss).

Derivatives not designated as hedging instruments

During fiscal year 2017, the Company enters into certain derivatives that are not designated for hedge accounting, therefore the changes in the fair value of these derivatives are recognized immediately in earnings, within "Loss from derivatives instruments" in the Company´s consolidated statement of income.
The Company paid $1,156 during the twelve months ended December 31, 2017 related to those forward contracts.

Total equity return swap

On August 13, 2012, the Company entered into a total equity return swap agreement with Goldman Sachs International (GSI) in order to minimize earning volatility related to a long-term incentive plan to reward employees implemented by ADBV in 2008, fully vested in March 2015. The agreement was renewed twice and as from the amendment signed on September 23,
2014, the Company was required to make a collateral deposit, which returned to the Company with the maturity of the agreement on September 12, 2015. During the third quarter of 2015, the Company paid $9,681 as settlement of the agreement.

The Company did not designate this swap as a hedge under ASC 815. Therefore, the agreement was carried at fair market value in the consolidated balance sheets with changes reported in earnings, within "General and administrative expenses". The interest portion was recorded within “Net interest expense” in the Company’s consolidated statement of income.

The following table presents amounts affecting income related to derivatives not designated as hedging instruments:

Derivatives not designated as hedging instruments (continued)

Total equity return swap (continued)

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income	Loss Recognized in Income on Derivative instruments
		2017		2016	2015
Total equity return swap	General and administrative expenses (i)	$—		$—	$(1,743)
	Net interest expense	—		—	(453)
Others	Loss from derivative instruments	—		(127)	(244)
Total		$—	1,504	$(127)	$(2,440)

(i)	For the fiscal year 2015, includes a loss amounting to $1,252 excluded from Adjusted EBITDA as from the total vesting of the plan. See Adjusted EBITDA reconciliation in Note 21.